Acquisitions and Disposals - Summary of Cash Flows from Business Combinations (Detail) £ in Millions	12 Months Ended
Dec. 31, 2016 GBP (£)
Business acquisitions [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received after purchase adjustments	£ (24)
Cash and cash equivalents acquired	41
Cash inflow	17
Business disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received after purchase adjustments	72
Cash inflow	£ 72